EUROPACIFIC GROWTH FUND

SEMI-ANNUAL REPORT
for the Six Months Ended September 30, 1996

[Photo:  Globe]

[The American Funds Group(R)]


EUROPACIFIC GROWTH FUND(R)

Seeks long-term capital appreciation by investing in securities of companies based outside the United States. More than half of the world's investment opportunities can be found beyond the borders of our country. As a shareholder of the fund, you have access to what we believe are among the best of those opportunities.

A LOOK AT THE FUND'S RESULTS (through 9/30/96 with all distributions reinvested)

6 months                                                   +6.1%
12 months                                                  +13.0%
Lifetime (since 4/16/84)                                   +547.7%
Average annual compound return over the fund's lifetime    +16.2%

     Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the returns with all distributions reinvested through September 30, 1996, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:


                           Average Annual
            Total Return   Compound Return

Ten Years   +244.83%       +13.18%
Five Years  +73.43%        +11.64%
One Year    +6.50%         -

     Sales charges are lower for accounts of $50,000 or more.


     THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, ENTITY OR PERSON.

     Unless otherwise indicated, all returns in this report assume reinvestment of all distributions. The figures in this report reflect past results. Share price and return will vary, so you may lose money by investing in the fund. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.


FELLOW SHAREHOLDERS:

EuroPacific Growth Fund continued to make solid progress in the first half of its 1997 fiscal year. For the six months ended September 30, your holdings gained 6.1%, assuming you reinvested the income dividend of 8 cents a share and capital gain distribution of 49 cents a share that were declared in May and paid in June.

     During this period, the unmanaged Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index, which measures all major stock markets outside North America, posted an increase of 1.6%.

     These latest results bring the fund's total return since operations began in April 1984 to 547.7%, or an average compound return of 16.2% a year. By comparison, the EAFE Index rose 471.4% during that period. EuroPacific's lifetime results place it first among 13 U.S.-based international funds in existence throughout its 12-year life span, according to Lipper Analytical Services. /1/

THE SIX MONTHS IN REVIEW

     Most of the world's major stock markets gained ground over the six months from April through September, although economic uncertainty restrained returns throughout much of the fund's investment universe. Notable exceptions were Sweden and the United Kingdom, where stock prices showed gains of more than 11% in dollar terms, and Finland, which posted a remarkable advance of more than 20% measured in dollars. In the rest of Europe, the general economic recovery has been less buoyant than anticipated, despite monetary policy measures taken by many governments there to stimulate growth. Although lower interest rates boosted stock prices early in the period, some of those gains were erased in mid-summer by concerns about the direction of U.S. interest rates.

     Meanwhile, Japan's slow recovery was accompanied by a steady decline in the yen. This, combined with an uncertain political environment, translated into poor returns for the six-month period, as Japanese stock prices slid 4.8% in dollar terms. We took the opportunity provided by the decline to cautiously increase our investments in Japanese equities: of 50 companies added to the portfolio during the period, 17 were based in Japan. That country is EuroPacific's largest area of concentration, at 11% of net assets.

/1/ EuroPacific also finished high in the Lipper rankings over other periods. For the 10 years ended September 30, 1996, it was in the top 16%, ranking 4th of 25 comparable funds; for the five years, it was in the top 12%, ranking 8th of 67 funds; for the 12 months, it was in the top 19%, ranking 60th of 319 funds. Lipper rankings are based on total return and do not reflect the effects of sales charges.

WHERE THE FUND WAS INVESTED

     As always, EuroPacific focuses on the long-term prospects of individual companies rather than emphasizing geographic regions or industries. This focus can sometimes lead to sizable holdings in a sector or industry where our analysts find unusually attractive values. This was the case recently among financial services companies, many of which are streamlining their operations in an attempt to become more competitive and enhance shareholder value. We have been making substantial investments in that area, and banking is now the fund's largest industry concentration, accounting for nearly 10% of net assets.

     We believe that health care companies, which are well represented in the fund, should also stand to benefit from industry-wide restructuring. As an example, a new company, Novartis, will soon be created from a merger between Swiss-based pharmaceutical giants Ciba-Geigy and Sandoz. These two holdings are among the fund's largest: together, they represent 2.4% of net assets.

     EuroPacific continues to have a fairly heavy concentration in telecommunications-related stocks as well, several of which posted some of the fund's largest price gains over the six-month period. These included Telecomunicacoes Brasileiras (Telebras), which rose 57.8%; Telecom Italia and its parent company, STET, which increased 39.4% and 30.1%, respectively; and Nokia, the Finnish mobile telephone maker, which gained 29.0%.

     Our emphasis on individual companies leads to broad diversification. On September 30, the fund held securities representing more than 250 companies based in nearly 30 countries. As the table opposite shows, nearly half of net assets was invested in European stocks. Asia and the Pacific Basin accounted for more than one-fourth of net assets. New investments in Canadian stocks bring our holdings in the Americas to more than 9%, while 12% was held in the form of cash and equivalents.


WHERE THE FUND'S ASSETS ARE INVESTED
(percent invested by country)

                                       EuroPacific Growth Fund
                                       (9/30/96)          (3/31/96)
ASIA/PACIFIC RIM
Japan                                  10.9%              11.8%
Australia                              6.8                7.0
Hong Kong                              3.7                4.1
New Zealand                            2.0                1.8
South Korea                            1.5                1.3
Philippines                            1.1                1.0
Indonesia                              .5                 .6
India                                  .5                 .4
People's Republic of China             .3                 -
Thailand                               .1                 .2
Singapore                              -                  .1
Other                                  -                  .1
                                       -----              -----
                                       27.4               28.4

EUROPE
Sweden                                 8.7                9.1
United Kingdom                         8.1                8.3
Germany                                6.8                5.7
France                                 5.7                5.6
Netherlands                            5.5                5.9
Switzerland                            4.2                4.5
Italy                                  3.3                2.8
Spain                                  2.5                2.5
Finland                                1.5                1.2
Norway                                 1.2                1.0
Ireland                                1.1                .6
Denmark                                .5                 .6
Austria                                .3                 .5
Belgium                                .2                 .6
Other                                  -                  .2
                                       -----              -----
                                       49.6               49.1
THE AMERICAS
Canada                                 4.1                3.4
Mexico                                 2.7                2.4
Brazil                                 1.5                1.3
Argentina                              .6                 .7
Other                                  .5                 .1
                                       -----              -----
                                       9.4                7.9
Other                                  1.7                1.8
Cash and Equivalents                   11.9               12.8

TOTAL                                  100.0%             100.0%
                                       =====              =====


LOOKING AHEAD

     Your fund has continued to grow. Net assets on September 30 stood at over $14 billion, up about 17% from six months ago. In addition to individual investors, our family of shareholder accounts includes many corporate investors and institutions investing in the fund through tax-deferred retirement programs.

     Looking forward, we believe that the economic climate should continue to improve, albeit slowly. Inflation remains moderate. Many European governments are attempting to put their houses in order in anticipation of the single currency unit there, while Japan seems to have put the worst of its financial crisis behind it.

     Of course, we want to emphasize once again that markets do not only go up. There will be periods when the fund's share value goes down, and we encourage our shareholders to maintain a long-term perspective.

     We look forward to reporting to you again in six months.

Cordially,

[signature]
Walter P. Stern
Chairman of the Board

[signature]
Thierry Vandeventer
President

November 15, 1996

                               1971       1972         1973         1974       1975

U.S. Stock Market              +13%       +17%         -16%         -28%       +36%
All Major Stock Markets        +31%       +38%         -14%         -22%       +37%
Outside North America

                               1976       1977         1978         1979       1980

U.S. Stock Market              +23%       -8%          +6%          +14%       +30%
All Major Stock Markets        +4%        +19%         +34%         +6%        +24%
Outside North America

                               1981       1982         1983         1984       1985

U.S. Stock Market              -4%        +22%         +22%         +6%        +33%
All Major Stock Markets        -1%        -1%          +25%         +8%        +57%
Outside North America

                               1986       1987         1988         1989       1990

U.S. Stock Market              +18%       +4%          +16%         +31%       -2%
All Major Stock Markets        +70%       +25%         +29%         +11%       -23%
Outside North America

                               1991       1992         1993         1994       1995

U.S. Stock Market              +31%       +7%          +10%         +2%        +38%
All Major Stock Markets        +12%       -12%         +33%         +8%        +12%
Outside North America


[Photo:  United States flag]
[Photo Caption] U.S. Stock Market [End Photo Caption]

[Photo:  globe]
[Photo Caption] All Major Stock Markets Outside North America [End Photo
Caption]

[Chart Caption] The figures show how the two averages fared in a particular year. The percentages on the top lines represent the U.S. stock market; the lower lines are for all major stock markets outside North America. [End Photo Caption]

[Chart Caption] Note: These figures, based on U.S. dollars, are for calendar years and include dividends. [End Photo Caption]
[End chart]

     This chart shows that stock markets outside North America have done better, as a group, than the U.S. market in 16 of the past 25 calendar years. In each of those 16 years, the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index, which reflects all major stock markets outside North America, has gone up more or declined less than its U.S. Index. (Both indexes are unmanaged.)

     Over the entire 25-year period, the EAFE index gained 2,675% (or an average of 14.2% a year), while the U.S. index rose 1,458% (or an average of 11.6% a year), both including reinvestment.

     Investing outside the U.S. is subject to additional risks, which are detailed in the prospectus.


EuroPacific Growth Fund                                                         (unaudited)
Investment Portfolio September 30, 1996

                                                                                Percent
                                              Largest Individual                of Net
[pie chart]                                   Holdings                          Assets
Industry Diversification
 9.90% Banking                                Astra                             1.96%
 8.84% Telecommunications                     Mannesmann                        1.92
 6.25% Broadcasting & Publishing              Internationale
 5.77% Automobiles                               Nederladen Groep NV            1.79
 4.78% Health & Personal Care                 Australia and New Zealand
51.70% Other Industries                          Banking Group                  1.46
12.76% Bonds, Cash and Equivalents            Ciba-Geigy                        1.40
[end pie chart]                               News Corp.                        1.33
                                              Volvo                             1.31
                                              ABB                               1.21
                                              Bayerische Motoren Werke          1.20
                                              Daimler-Benz                      1.18

EQUITY-TYPE SECURITIES
(common and preferred stocks and convertible debentures)
                                                                                    Shares or        Market    Percent
                                                                                    Principal         Value     of Net
                                                                                       Amount    (Millions)     Assets
Banking- 8.44%
Australia and New Zealand Banking Group Ltd. (Australia)                            36,798,675     $ 210.555     1.46%
HSBC Holdings PLC (Hong Kong)                                                        6,646,800       123.347
HSBC Holdings PLC (United Kingdom)                                                     172,223         3.303        .88
Svenska Handelsbanken Group, Class A (Sweden)                                        5,075,000       124.883        .87
Westpac Banking Corp. (Australia)                                                   21,585,130       111.719        .78
Banco de Santander, SA (Spain)                                                       1,766,800        91.932
Banco de Santander, SA (American Depositary Receipts)                                  308,200        16.142        .75
Bank of Nova Scotia (Canada)                                                         3,744,800       106.177        .74
ABN AMRO Holding NV (Netherlands)                                                    1,905,402       105.682        .73
Royal Bank of Canada (Canada)                                                        3,260,000        92.910        .64
Banco Popular Espanol, SA (Spain)                                                      245,000        45.038        .31
Deutsche Bank AG (Germany)                                                             800,000        37.693        .26
Allied Irish Banks, PLC (Ireland)                                                    5,580,254        33.060        .23
Kookmin Bank (Global Depositary Receipt) (South Korea) /1/ /2/                       1,146,600        28.808        .20
Hanil Bank (South Korea)                                                             2,915,000        27.896        .19
Yasuda Trust and Banking Co., Ltd. (Japan)                                           5,100,000        27.526        .19
Grupo Financiero Banamex Accival, SA de CV, Class B
 (Mexico) /1/                                                                        9,530,000        20.610
Grupo Financiero Banamex Accival, SA de CV, Class L /1/                              2,207,777         4.511        .17
Bank of Tokyo-Mitsubishi, Ltd. (Japan)                                               1,151,000        25.076        .17
Toyo Trust and Banking Co., Ltd. (Japan)                                             2,700,000        24.691        .17
National Australia Bank Ltd. (Australia)                                             2,000,000        21.115        .15
Credit Commercial de France (France)                                                   425,853        19.129        .13
Shinhan Bank (South Korea)                                                             782,063        17.807        .12
MBL International Finance, 3.00% convertible
 debentures 2002 (Bermuda)                                                        $15,000,000         16.941        .12
Mitsui Trust and Banking Co. Ltd. (Japan)                                            1,475,000        15.604        .11
Barclays PLC (United Kingdom)                                                        1,000,000        14.688        .10
Korea First Bank (South Korea) /1/                                                   2,010,000        14.512        .10
CS Holding Group (Switzerland)                                                         134,000        13.242        .09
Bangkok Bank Public Co. Ltd., 3.25% convertible
 debentures 2004 (Thailand)                                                       $10,000,000         11.100        .08
Asahi Bank, Ltd. (Japan)                                                               850,000         9.678        .07
Sakura Finance (Bermuda) Trust                                                             110         6.405        .04
 Convertible Preference Share Units (Japan)
Merita Ltd., Class A (Finland) /1/                                                   1,711,233         3.722        .03
Sumitomo Bank, Ltd., 0.75% convertible
 debentures 2001 (Japan)                                                          Y307,000,000          2.990        .02
Telecommunications- 8.84%
Telecom Italia Mobile SpA (Italy)                                                   68,730,000       152.814
Telecom Italia Mobile SpA, savings shares                                            4,320,000         5.370       1.10
Telefonos de Mexico, SA de CV, Class L (American
 Depositary Receipts) (Mexico)                                                       3,437,000       110.414
Telefonos de Mexico, SA de CV, Class L                                               9,612,500        15.407        .87
Telecom Corp. of New Zealand Ltd. (New Zealand)                                     19,091,200        89.677
Telecom Corp. of New Zealand Ltd. /2/                                                6,740,000        31.660
Telecom Corp. of New Zealand Ltd. (American Depositary
 Receipts)                                                                              31,800         2.409        .86
Telecom Italia SpA (Italy)                                                          39,967,300        88.889
Telecom Italia SpA, savings shares                                                   9,600,000        17.686        .74
Hong Kong Telecommunications Ltd. (Hong Kong)                                       55,952,833       101.301        .70
Telecomunicacoes Brasileiras SA, preferred nominative
 (American Depositary Receipts) (Brazil)                                             1,211,650        95.115        .66
Koninklijke PTT Nederland NV (Netherlands)                                           2,601,900        89.569        .62
Tele Danmark AS, Class B (Denmark)                                                   1,000,000        47.481
Tele Danmark AS, Class B (American Depositary Receipts)                              1,050,400        24.816        .50
Telefonica de Espana, SA (Spain)                                                     3,318,800        61.656
Telefonica de Espana, SA (American Depositary Receipts)                                153,000         8.511        .49
Telefonica del Peru SA (American Depositary Receipts)
 (Peru)                                                                              2,790,000        63.821        .44
Philippine Long Distance Telephone Co. (American
 Depositary Receipts) (Philippines)                                                    426,250        26.641
Philippine Long Distance Telephone Co., convertible
 preferred shares, Series III (Global Depositary Receipts)                             400,000        23.250
Philippine Long Distance Telephone Co., convertible
 preferred shares, Series II (Global Depositary Receipts) /2/                          220,000         7.920        .40
Mahanagar Telephone Nigam Ltd. (India)                                               7,600,000        44.172        .31
Korea Mobile Telecommunications Corp. (South Korea)                                     34,683        38.380        .27
Perusahaan Perseroan (Persero) PT Indonesian Satellite
 Corp. (American Depositary Receipts) (Indonesia)                                      815,500        26.911
Perusahaan Perseroan (Persero) PT Indonesian Satellite
 Corp.                                                                               1,362,500         4.588        .22
Nippon Telegraph and Telephone Corp. (Japan)                                             4,040        29.701        .21
DDI Corp. (Japan)                                                                        2,400        19.387        .13
STET-Societa Finanziaria Telefonica p.a. (Italy)                                     3,335,000        11.598
STET-Societa Finanziaria Telefonica p.a., nonconvertible
 savings shares                                                                      2,750,000         7.432        .13
BCE Mobile Communications Inc. (Canada) /1/                                            305,000         9.970        .07
Vodafone Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                      255,000         8.702        .06
Kokusai Denshin Denwa Co., Ltd. (Japan)                                                 70,300         6.681        .05
Rogers Cantel Mobile Communications Inc., Class B (Canada) /1/                          50,000          .987        .01
Broadcasting & Publishing- 6.25%
News Corp. Ltd. (American Depositary Receipts) (Australia)                           3,958,200        82.627
News Corp. Ltd.                                                                      7,962,180        41.777
News Corp. Ltd., preferred shares (American Depositary
 Receipts)                                                                           1,181,600        20.087
News Corp. Ltd., preferred shares                                                    4,031,789        17.294
News Corp. Ltd., preferred shares (United Kingdom)                                   6,904,296        29.615       1.33
Mediaset SPA (Italy) /1/ /2/                                                        16,174,544        80.310
Mediaset SPA /1/                                                                     8,093,000        40.183        .84
CANAL+ (France)                                                                        323,495        79.546        .55
Soft Bank Corp. (Japan)                                                                523,880        54.952        .38
Grupo Televisa, SA (American Depositary Receipts) (Mexico) /1/                       1,791,800        51.738        .36
Television Broadcasts Ltd. (Hong Kong)                                              11,467,000        42.633        .30
Carlton Communications PLC (United Kingdom)                                          5,441,250        41.109        .29
Thompson Corp. (Canada)                                                              2,150,000        38.692        .27
Pathe (Formerly Chargeurs) (France)                                                    140,300        35.830        .25
Pearson PLC (United Kingdom)                                                         3,210,000        34.194        .24
Independent Newspapers, PLC (Ireland)                                                6,506,544        33.857        .23
Reed International PLC (United Kingdom)                                              1,155,634        21.366
Elsevier NV (Netherlands)                                                              725,000        11.992        .23
NV Verenigd Bezit VNU (Netherlands)                                                  1,670,000        32.697        .23
Wolters Kluwer NV (Netherlands)                                                        257,659        32.422        .22
Publishing & Broadcasting Ltd. (PBL) (Australia)                                     6,633,309        31.498        .22
Nippon Television Network Corp. (Japan)                                                 75,000        23.198        .16
Television Francaise 1 SA (France)                                                     165,000        18.306        .13
TeleWest Communications PLC (American Depositary Receipts)
 (United Kingdom) /1/                                                                  131,000         2.440        .02
Automobiles- 5.77%
Volvo AB, Class B (Sweden)                                                           8,795,000       189.204       1.31
Bayerische Motoren Werke AG (Germany)                                                  271,909       155.644
Bayerische Motoren Werke AG, preferred shares                                           43,636        17.586       1.20
Daimler-Benz AG (Germany) /1/                                                        1,813,650        99.715
Daimler-Benz AG, 4.125% convertible debentures 2003 /2/                        DEM101,914,000         69.957       1.18
Toyota Motor Corp. (Japan)                                                           4,890,000       124.946        .87
Suzuki Motor Corp. (Japan)                                                           7,859,000        95.824        .67
Regie Nationale des Usines Renault, SA (France)                                      1,924,454        45.868        .32
Peugeot SA (France)                                                                    200,000        22.034        .15
Hyundai Motor Co. (Global Depositary Receipts)
 (South Korea)                                                                         940,000         9.635        .07
Health & Personal Care- 4.78%
AB Astra, Class A (Sweden)                                                           5,340,000       225.725
AB Astra, Class B                                                                    1,370,000        56.359       1.96
Sandoz Ltd. (Switzerland)                                                              123,000       147.624       1.02
Glaxo Wellcome PLC (United Kingdom)                                                  2,185,000        34.229
Glaxo Wellcome PLC (American Depositary Receipts)                                    1,000,000        31.125        .45
Elan Corp., PLC (American Depositary Receipts) (Ireland) /1/                         1,825,000        54.522        .38
Hoya Corp. (Japan)                                                                   1,175,000        38.450        .27
Teva Pharmaceutical Industries Ltd. (American Depositary
 Receipts) (Israel)                                                                    800,000        37.100        .26
SmithKline Beecham PLC (American Depositary Receipts)
 (United Kingdom)                                                                      500,000        30.437        .21
Synthelabo (France)                                                                    128,000        10.919        .08
Banyu Pharmaceutical Co., Ltd. (Japan)                                                 806,000        10.911        .08
Sankyo Co., Ltd. (Japan)                                                               397,000        10.144        .07
Multi-Industry- 4.42%
Hutchison Whampoa Ltd. (Hong Kong)                                                  24,430,000       164.282       1.14
Orkla AS, Class A (Norway)                                                           1,974,000       107.958
Orkla AS, Class B                                                                      500,000        24.999        .92
Lend Lease Corp. Ltd. (Australia)                                                    4,253,898        69.014        .48
Jardine Strategic Holdings Ltd. (Singapore - Incorporated
 in Bermuda)                                                                        14,035,500        44.633
Jardine Strategic Holdings Ltd., 7.50% convertible
 Eurobonds 2049                                                                   $11,631,000         12.296
Jardine Strategic Holdings Ltd. (American Depositary
 Receipts)                                                                             300,000         1.890
Jardine Strategic Holdings Ltd., warrants, expire 1998 /1/                           1,375,000          .371        .41
Brierley Investments Ltd. (New Zealand)                                             48,586,070        46.867
Brierley Investments Ltd., convertible preferred shares                              2,105,750         1.855        .34
Incentive AB, Class B (Sweden)                                                         350,000        20.396
Incentive AB, Class A                                                                  289,900        16.937        .26
Industriforvaltnings AB Kinnevik, Class B (Sweden)                                   1,059,111        27.661
Industriforvaltnings AB Kinnevik, Class A                                              302,260         7.803        .25
Ayala Corp., Class B (Philippines)                                                  26,037,100        29.813        .21
First Pacific Co. Ltd. (Hong Kong)                                                  15,928,210        24.100        .17
Preussag AG (Germany)                                                                   78,500        19.574
Preussag AG, warrants, expire 2001 /1/                                                  30,200         1.045        .14
Groupe Bruxelles Lambert SA (Belgium)                                                  109,100        13.545
Groupe Bruxelles Lambert SA, warrants, expire 1998 /1/                                 126,900          .986        .10
Insurance- 3.96%
Internationale Nederlanden Groep NV (Netherlands)                                    6,228,206       194.381
Internationale Nederlanden Groep NV, warrants, expire 2001 /1/                      11,600,000        64.068       1.79
Union de Assurances Federales (France)                                                 380,000        44.439        .31
Royal Sun Alliance (United Kingdom)                                                  6,647,650        42.165        .29
Munchener Ruckversicherungs-Gesellschaft, registered
 shares (Germany)                                                                       15,433        34.992
Munchener Ruckversicherungs-Gesellschaft                                                 3,000         5.308
Munchener Ruckversicherungs-Gesellschaft, registered
 shares, warrants, expire 1998 /1/                                                       5,053          .861        .29
Corporacion Mapfre, CIR, SA (Spain)                                                    757,223        36.864
Corporacion Mapfre, CIR, SA /3/                                                         82,159         3.402        .28
Irish Life PLC (Ireland)                                                             7,639,486        30.743        .21
PartnerRE Holdings Ltd. (Incorporated in Bermuda)                                    1,001,900        28.554        .20
GIO Australia Holdings Ltd. (Australia)                                             10,106,056        25.353        .18
CKAG Colonia Konzern AG (Germany)                                                      284,880        21.935
CKAG Colonia Konzern AG, preferred shares                                               15,530         1.021        .16
Istituto Nazionale delle Assicurazioni SpA (Italy)                                  14,320,500        20.728        .14
Yasuda Fire and Marine Insurance Co., Ltd. (Japan)                                   2,380,000        16.473        .11
Machinery & Engineering- 3.66%
Mannesmann AG (Germany)                                                                736,012       275.884       1.92
Valmet Oy (Finland)                                                                  3,400,000        56.227        .39
Kawasaki Heavy Industries, Ltd. (Japan)                                              9,945,000        47.879        .33
Atlas Copco AB, Class A (Sweden)                                                     1,970,000        40.596        .28
VA Technologie AG (Austria)                                                            275,700        35.952        .25
Komori Corp. (Japan)                                                                 1,237,000        28.502        .20
Kvaerner AS, Class A (Norway)                                                           740,000        28.005        .19
Mitsubishi Heavy Industries Ltd. (Japan)                                             1,753,000        14.255        .10
Food & Household Products- 3.52%
Nestle SA (Switzerland)                                                                137,225       152.885       1.06
Groupe Danone (France)                                                                 628,224        91.713        .64
Reckitt & Colman PLC (United Kingdom)                                                7,675,000        85.957        .60
Unilever PLC (United Kingdom)                                                        3,200,000        68.399        .47
Cadbury Schweppes PLC (United Kingdom)                                               8,109,282        65.135        .45
PT Indofood Sukses Makmur (Indonesia)                                               11,132,000        23.711        .16
NV Verenigde Bedrijven Nutricia (Netherlands)                                          105,000        13.869        .10
Universal Robina Corp. (Philippines)                                                 6,000,000         3.034        .02
Uni-Charm Corp. (Japan)                                                                100,000         2.510        .02
Energy Sources- 3.15%
TOTAL, Class B (France)                                                              1,142,461        89.918
TOTAL, Class B (American Depositary Receipts)                                        1,033,547        40.438        .90
Royal Dutch Petroleum Co. (Netherlands)                                                550,000        85.988
Royal Dutch Petroleum Co. (New York Registered Shares)                                 115,000        17.954
'Shell' Transport and Trading Co., PLC (New York Registered
 Shares) (United Kingdom)                                                              225,000        20.869        .87
Repsol SA (American Depositary Receipts) (Spain)                                     1,225,000        40.578
Repsol SA                                                                              950,000        31.228        .50
Suncor Inc. (Canada)                                                                 1,000,000        36.029        .25
ENI SpA (American Depositary Receipts) (Italy)                                         550,000        27.913        .19
YPF SA, Class D (American Depositary Receipts)(Argentina)                              967,000        22.120        .15
Petrofina SA (Belgium)                                                                  60,000        18.566        .13
Broken Hill Proprietary Co. Ltd. (Australia)                                         1,098,595        14.085        .10
Sasol Ltd. (South Africa)                                                              419,940         4.954        .03
Engen Ltd. (South Africa)                                                              603,680         3.301        .02
Petron Corp. (Philippines)                                                           2,118,750          .768        .01
Beverages & Tobacco- 3.03%
Coca-Cola Amatil Ltd. (Australia)                                                   10,174,157       133.660        .93
Seagram Co. Ltd. (Canada)                                                            1,700,000        63.538        .44
LVMH Moet Hennessy Louis Vuitton (France)                                              200,000        43.409        .30
Panamerican Beverages, Inc., Class A (Mexico)                                        1,034,100        42.527        .30
Lion Nathan Ltd. (New Zealand)                                                      15,940,000        39.666        .28
San Miguel Corp., Class B (Philippines)                                             11,846,200        38.884        .27
South African Breweries Ltd. (South Africa)                                            992,533        26.482        .18
Swedish Match AB (Sweden)                                                            8,413,000        25.402        .18
PT Hanjaya Mandala Sampoerna (Indonesia)                                             2,265,000        22.026        .15
Utilities: Electric & Gas- 2.91%
Korea Electric Power Corp. (South Korea)                                             1,589,580        52.569
Korea Electric Power Corp. (American Depositary Receipts)                              740,000        13.968
Korea Electric Power Corp., 5.00% convertible
 debentures 2001                                                                   $5,000,000          5.028        .50
Hongkong Electric Holdings Ltd. (Hong Kong)                                         14,481,500        46.818        .32
Consolidated Electric Power Asia Ltd. (Hong Kong -
 Incorporated in Bermuda)                                                           19,827,312        41.922
Consolidated Electric Power Asia Ltd. (American Depositary
 Receipts) /2/                                                                         231,000         4.884        .32
PowerGen PLC (United Kingdom)                                                        6,000,000        45.518        .32
Centrais Eletricas Brasileiras SA, preferred nominative
 (American Depositary Receipts) (Brazil)                                             1,819,000        25.011
Centrais Eletricas Brasileiras SA, ordinary nominative
 (American Depositary Receipts)                                                        982,000        13.012        .26
Companhia Energetica de Minas Gerais - CEMIG
 (American Depositary Receipts) (Brazil)                                               831,650        24.742
Companhia Energetica de Minas Gerais - CEMIG, preferred
 nominative                                                                        421,000,000        12.578        .26
National Power PLC (United Kingdom)                                                  5,350,000        32.930        .23
Hong Kong and China Gas Co. Ltd. (Hong Kong)                                        14,062,896        23.915        .17
Scottish Power PLC (United Kingdom)                                                  3,857,000        18.431        .13
CESP - Companhia Energetica de Sao Paulo, ordinary
 nominative (Brazil) /1/                                                           264,120,000         8.538
CESP - Companhia Energetica de Sao Paulo, preferred
 nominative (American Depositary Receipts) /1/                                         723,420         6.330
CESP - Companhia Energetica de Sao Paulo, preferred
 nominative (American Depositary Receipts) /1/ /2/                                      83,664          .732        .11
Huaneng Power International, Inc., Class N (American
 Depositary Receipts) (People's Republic of China) /1/                                 925,000        15.378        .11
Edison SpA (Italy)                                                                   2,122,890        13.242        .09
Manila Electric Co., Class B (Philippines)                                           1,753,424        12.983        .09
Electrical & Electronic- 2.88%
ABB AG, Class A (formerly BBC Brown Boveri) (Switzerland)                               44,074        53.881
ABB AB, Class B (formerly ASEA AB) (Sweden)                                            504,300        53.293
ABB AB, Class A                                                                        400,000        42.391
ABB AB, Class B (American Depositary Receipts)                                         240,000        25.200       1.21
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                    3,271,880        82.489
Telefonaktiebolaget LM Ericsson, Class B (American
 Depositary Receipts)                                                                  660,000        16.748        .69
Nokia Corp., Class K (Finland)                                                       1,113,000        49.977
Nokia Corp., Class A                                                                   192,000         8.600        .41
Siemens AG (Germany)                                                                   600,000        31.636        .22
Northern Telecom Ltd. (Canada)                                                         380,000        21.945        .15
Johnson Electric Holdings Ltd. (Hong Kong - Incorporated
 in Bermuda)                                                                         6,916,800        15.832        .11
Hitachi, Ltd. (Japan)                                                                  810,000         7.843        .05
Tokyo Electron Ltd. (Japan)                                                            192,000         5.560        .04
Business & Public Services- 2.76%
Rentokil Group PLC (United Kingdom)                                                 10,540,000        68.914        .48
Brambles Industries Ltd. (Australia)                                                 3,200,000        51.916        .36
Hyder PLC (United Kingdom)                                                           3,850,000        43.360        .30
Quebecor Printing Inc. (Canada)                                                      2,092,000        34.498        .24
United Utilities PLC (United Kingdom)                                                3,371,427        30.086        .21
NTT Data Communications Systems Corp. (Japan)                                              895        27.763        .19
Thames Water PLC (United Kingdom)                                                    3,039,925        25.606        .18
Autopistas, Concesionaria Espanola, SA (Spain)                                       1,890,000        22.598        .16
Reuters Holdings PLC (United Kingdom)                                                1,666,700        19.253        .13
Secom Co., Ltd. (Japan)                                                                220,000        13.905        .10
THORN PLC (formerly THORN EMI) (United Kingdom)                                      2,336,704        13.286        .09
Severn Trent PLC (United Kingdom)                                                    1,365,000        12.598        .09
Securitas AB, Class B (Sweden)                                                         467,000        11.280        .08
Eurotunnel SA, units, comprised of one share of
 Eurotunnel SA ordinary and one share of Eurotunnel PLC
 ordinary (France) /1/                                                               5,500,006         9.744        .07
Havas SA (France)                                                                      107,900         7.151        .05
Waste Management International PLC (American Depositary
 Receipts) (United Kingdom) /1/                                                        424,400         3.820        .03
Chemicals- 2.55%
Ciba-Geigy Ltd. (Switzerland)                                                          157,500       201.331       1.40
AGA AB, Class B (Sweden)                                                             3,430,000        55.924
AGA AB, Class A                                                                        160,000         2.657        .41
L'Air Liquide (France)                                                                 229,946        35.617        .25
BASF AG, warrants, expire 2001 (Germany) /1/                                           250,000        28.506        .20
Akzo Nobel NV (Netherlands)                                                            150,000        18.182        .13
DSM NV (Netherlands)                                                                   123,306        12.107        .08
Sumitomo Chemical Co., Ltd. (Japan)                                                  2,358,000        10.908        .08
Electronic Components- 2.08%
Kyocera Corp. (Japan)                                                                1,383,000        98.573        .68
Rohm Co., Ltd. (Japan)                                                               1,205,000        75.947        .53
Murata Manufacturing Co., Ltd. (Japan)                                               1,910,000        68.153        .47
ASM Lithography Holding NV (Netherlands) /1/                                           940,000        36.259        .25
Hirose Electric Co., Ltd. (Japan)                                                      350,000        21.400        .15
Metals: Nonferrous- 2.08%
Pechiney, Class A (France)                                                           1,974,785        83.927        .58
Cominco Ltd. (Canada)                                                                2,600,000        52.975        .37
WMC Ltd. (Australia)                                                                 8,178,192        52.619        .37
Inco Ltd. (Canada)                                                                   1,340,000        41.205        .29
Outokumpu Oy, Class A (Finland)                                                      2,120,000        39.935        .28
Teck Corp., Class B (Canada)                                                           900,000        18.345        .13
Noranda Inc. (Canada)                                                                  450,000         9.206        .06
Recreation & Other Consumer Products- 2.03%
Nintendo Co., Ltd. (Japan)                                                           1,389,500        89.071        .62
EMI Group PLC (formerly THORN EMI) (United Kingdom)                                  2,876,735        60.072        .42
Fuji Photo Film Co., Ltd. (Japan)                                                    1,550,000        47.109        .33
Square Co., (Japan)                                                                    540,000        30.984        .21
Sony Music Entertainment (Japan) Inc. (Japan)                                          642,000        25.959        .18
Bajaj Auto Ltd. (India)                                                                880,000        24.890        .17
PolyGram NV (New York Registered Shares) (Netherlands)                                 250,000        13.937        .10
Merchandising- 1.87%
H & M Hennes & Mauritz AB, Class B (Sweden)                                            967,150       118.704        .82
Tesco PLC (United Kingdom)                                                           9,500,000        45.100        .31
Amway Japan Ltd. (American Depositary Receipts) (Japan)                                715,000        15.194
Amway Japan Ltd.                                                                       335,000        14.536        .21
Cifra, SA de CV, Class A (Mexico) /1/                                                9,395,000        13.936
Cifra, SA de CV, Class C /1/                                                         8,067,200        11.581
Cifra, SA de CV, Class B /1/                                                         1,076,400         1.551        .19
Woolworths Ltd. (Australia)                                                          9,623,182        21.477        .15
Ito-Yokado Co., Ltd. (Japan)                                                           280,000        15.890        .11
WHSmith Group PLC (United Kingdom)                                                   1,500,000        11.075        .08
Industrial Components- 1.42%
Compagnie Generale des Etablissements Michelin, Class B
 (France)                                                                            1,394,000        71.120
Compagnie Generale des Etablissements Michelin, convertible
 preferred shares                                                                       56,266         3.219        .52
Calsonic Corp. (Japan)                                                               3,903,000        29.883        .21
Morgan Crucible Co. PLC (United Kingdom)                                             3,408,240        25.270        .18
MINEBEA Co., Ltd. (Japan)                                                            2,078,000        18.425        .13
Bridgestone Corp. (Japan)                                                            1,000,000        18.020        .12
Continental AG (Germany)                                                               875,000        16.003        .11
Sumitomo Electric Industries, Ltd. (Japan)                                             710,000         9.739        .07
BICC PLC (United Kingdom)                                                            1,500,000         6.922
BICC PLC, rights, expire 10/10/96 /1/                                                  272,727          .081        .05
Orbital Engine Corp. Ltd. (Australia) /1/                                            5,039,242         4.507
Orbital Engine Corp. Ltd. (American Depositary Receipts) /1/                            43,573          .294        .03
Appliances & Household Durables- 1.37%
AB Electrolux, Class B (Sweden)                                                      1,110,000        62.421        .43
Sony Corp. (Japan)                                                                     937,000        59.056        .41
Philips Electronics NV (Netherlands)                                                 1,605,000        57.971        .40
SANYO Electric Co., Ltd. (Japan)                                                     3,625,000        19.467        .13
Forest Products & Paper- 1.13%
UPM-Kymmene Corp. (Finland)                                                          2,300,000        47.860
UPM-Kymmene Corp., 8.25% convertible debentures 2043                            FIM40,000,000         10.163        .40
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                 1,580,000        29.998        .21
Stora Kopparbergs Bergslags AB, Class B (Sweden)                                     2,150,000        27.427        .19
AssiDoman AB (Sweden)                                                                  828,000        20.063        .14
Carter Holt Harvey Ltd. (New Zealand)                                                8,224,336        18.109        .13
MAYR-MELNHOF Karton AG (Austria) /1/                                                   160,000         7.974        .06
Building Materials & Components- 0.85%
CEMEX, SA de CV, ordinary participation certificates
 (Mexico)                                                                           16,799,750        62.857
CEMEX, SA de CV, Class B                                                             2,210,625         9.063
CEMEX, SA de CV, Class A                                                             1,793,075         6.792        .55
Holderbank Financiere Glaris Ltd. (Switzerland)                                         58,938        42.743        .30
Real Estate- 0.69%
Sun Hung Kai Properties Ltd. (Hong Kong)                                             6,250,000        66.478        .46
Mitsui Fudosan Co., Ltd. (Japan)                                                     1,480,000        19.638        .14
C&P Homes, Inc. (Philippines)                                                       18,487,000        12.525        .09
Miscellaneous Materials & Commodities- 0.58%
Compagnie de Saint-Gobain (France)                                                     325,071        44.058        .31
SGL Carbon AG (Germany)                                                                331,600        38.679        .27
Metals: Steel- 0.53%
Kawasaki Steel Corp. (Japan)                                                        16,899,000        56.663        .39
Pohang Iron & Steel Co., Ltd. (American Depositary
 Receipts) (South Korea)                                                               526,800        11.260
Pohang Iron & Steel Co., Ltd.                                                            7,870          .564        .08
Thyssen AG (Germany)                                                                    50,000         9.250        .06
Transportation: Rail & Road- 0.50%
TNT Ltd. (Australia) /1/                                                            28,550,000        36.377        .25
Guangshen Railway Co. Ltd., Class H (American Depositary
 Receipts) (People's Republic of China) /1/                                          1,148,000        21.812        .15
Canadian National Railway System (Canada)                                              400,000         8.200        .06
Nippon Konpo Unyu Soko Co., Ltd. (Japan)                                               686,000         5.683        .04
Wholesale & International Trade- 0.43%
Mitsubishi Corp. (Japan)                                                             1,947,000        24.787        .17
MITSUI & CO (Japan)                                                                  2,700,000        23.456        .16
ITOCHU Corp. (Japan)                                                                 2,172,000        13.767        .10
Transportation: Shipping- 0.42%
Stolt-Nielsen SA, Class B (American Depositary Receipts)
 (Incorporated in Luxembourg)                                                          845,000        13.203
Stolt-Nielsen SA                                                                       837,000        13.078        .18
Nippon Yusen KK (Japan)                                                              4,270,000        22.204        .15
Bergesen D.Y. AS, Class B (Norway)                                                     650,000        13.499        .09
Leisure & Tourism- 0.40%
Granada Group PLC (United Kingdom)                                                   1,621,709        21.727        .15
Mandarin Oriental International Ltd. (Singapore -
 Incorporated in Bermuda)                                                           10,749,717        15.910        .11
Euro Disney SCA (France) /1/                                                         7,320,000        15.448
Euro Disney SCA, warrants, expire 2004 /1/                                           1,100,000          .298        .11
Rank Organisation PLC (United Kingdom)                                                 700,000         4.686        .03
Aerospace & Military Technology- 0.32%
Rolls-Royce PLC (United Kingdom)                                                     6,694,781        25.080        .17
Bombardier Inc., Class B (Canada)                                                    1,569,100        22.360        .15
Gold Mines- 0.26%
Ashanti Goldfields Co. Ltd. (Global Depositary Receipts)
 (Ghana)                                                                             1,326,900        22.226
Ashanti Goldfields Co. Ltd., 5.50% convertible
 debentures 2003                                                                  $18,000,000         16.290        .26
Transportation: Airlines- 0.17%
British Airways PLC (American Depositary Receipts)
 (United Kingdom)                                                                      179,400        15.316
British Airways PLC                                                                  1,056,000         8.953        .17
Financial Services - 0.13%
ORIX Corp. (Japan)                                                                     250,500         9.657        .07
Acom Co., Ltd. (Japan)                                                                 210,000         8.284        .06
Data Processing & Reproduction- 0.09%
Olivetti SpA (Italy) /1/                                                            17,900,000         6.603        .05
Riso Kagaku Corp. (Japan)                                                               70,000         5.178        .04

Miscellaneous- 1.51%
Other equity-type securities in initial period
 of acquisition                                                                                      217.559       1.51
                                                                                                -----------   --------

TOTAL EQUITY-TYPE SECURITIES (cost: $9,994.773 million)                                           12,560.604      87.24
                                                                                                -----------   --------

BONDS
                                                                                    Principal
                                                                                       Amount
                                                                                   (Millions)
Argentinean Government- 0.00%
Argentina 6.8125% March 2005  /4/                                                     $85.140        $71.305      .50%

New Zealand Government- 0.36%
New Zealand 8.00% July 1998                                                         NZ$75.000         52.273        .36

                                                                                                -----------   --------
TOTAL BONDS (cost: $90.425 million)                                                                  123.578        .86
                                                                                                -----------   --------
SHORT-TERM SECURITIES

Corporate Short-Term Notes- 7.86%
Daimler-Benz North America Corp. 5.31%-5.45% due
 10/18-12/11/96                                                                        $95.880        95.175        .66
Toyota Motor Credit Corp. 5.27%-5.38% due 10/21-12/17/96                                79.900        79.292        .55
Ford Credit Europe PLC 5.28%-5.42% due 10/2-10/30/96                                    74.000        73.776        .51
Sandoz Corp. 5.30%-5.40% due 10/21-11/8/96                                              72.000        71.709        .50
ABN AMRO North America Finance Inc. 5.395%-5.43% due
 11/12-12/3/96                                                                          71.300        70.745        .49
General Electric Capital Corp. 5.29%-5.40% due
 11/1-11/15/96                                                                          66.100        65.745        .46
Svenska Handelsbanken Group 5.29%-5.43% due 10/16-12/19/96                              61.400        60.919        .42
Abbey National North America 5.30% due 11/19-11/27/96                                   55.000        54.562        .38
International Business Machines Corp. 5.27%-5.30% due
 10/21-10/23/96                                                                         54.000        53.823        .37
Halifax Building Society 5.27%-5.34% due 10/10-11/15/96                                 52.600        52.275        .36
Commonwealth Bank of Australia 5.29%-5.32% due
 10/16-11/15/96                                                                         50.265        50.060        .35
International Lease Finance Corp. 5.28%-5.44% due
 10/17-11/18/96                                                                         49.800        49.557        .34
Coca-Cola Co. 5.28%-5.31% due 10/4-11/20/96                                             49.300        49.124        .34
Wool International 5.27%-5.45% due 10/10-11/25/96                                       44.000        43.788        .30
National Australia Funding (Delaware) Inc. 5.27%-5.38% due
 10/3-10/15/96                                                                          39.900        39.855        .28
PepsiCo, Inc. 5.28%-5.31% due 10/18-11/5/96                                             35.400        35.293        .25
Deutsche Bank Financial Inc. 5.25% due 10/23/96                                         28.500        28.404        .20
American Express Credit Corp. 5.31%-5.35% due 10/9-10/15/96                             27.900        27.852        .19
Canada Bills 5.27% due 12/9/96                                                          26.197        25.927        .18
UBS Finance (Delaware) Inc. 5.85% due 10/1/96                                           25.700        25.696        .18
Canadian Wheat Board 5.27%-5.35% due 11/7-11/20/96                                      22.500        22.352        .16
Ford Motor Credit Co. 5.43% due 10/4/96                                                 22.300        22.286        .16
Canadian Imperial Holdings Inc. 5.30% due 10/7/96                                       18.000        17.981        .13
Commerzbank AG 5.28%-5.50% due 11/22-12/6/96                                            15.200        15.072        .10

Certificates of Deposit- 2.49%
National Westminster Bank PLC 5.32%-5.55% due
 10/15-12/12/96                                                                         80.000        80.005        .56
Societe Generale 5.33%-5.44% due 10/8-11/7/96                                           68.600        68.597        .48
Canadian Imperial Bank of Commerce 5.36%-5.38% due
 10/8-11/19/96                                                                          64.500        64.497        .45
Swiss Bank Corp. 5.51%-5.52% due 12/19/96                                               45.000        45.008        .31
Morgan Guaranty Trust Co. of New York 5.47% due 11/13/96                                40.000        40.003        .28
Bayerische Hypotheken-und Wechsel-Bank AG 5.35%-5.60% due
 10/9-10/10/96                                                                          39.200        39.201        .27
Commerzbank AG 5.36% due 10/7/96                                                        20.000        20.000        .14

Federal Agency Discount Notes- 0.77%
Federal Home Loan Mortgage Corp. 5.35%-5.38% due
 11/12-12/20/96                                                                         64.560        64.013        .44
Federal National Mortgage Assn. 5.36%-5.41% due
 10/28-12/6/96                                                                          48.400        48.061        .33

Non-U.S. Government Short-Term Notes- 0.05%
International Bank for Reconstruction and Development
 12.50% July 1997                                                                   NZ$11.000          7.919        .05

                                                                                                -----------   --------
TOTAL SHORT-TERM SECURITIES (cost: $1,607.752 million)                                             1,608.572      11.17
                                                                                                -----------   --------

TOTAL INVESTMENT SECURITIES (cost: $11,692.950 million)                                           14,292.754      99.27
Excess of cash and receivables over payables                                                         105.324        .73
                                                                                                -----------   --------
NET ASSETS                                                                                      $14,398.078    100.00%
                                                                                                ===========   ========

/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

/3/ Valued under procedures established by the Board of Trustees.

/4/ Coupon rate may change periodically.

See Notes to Financial Statements

EQUITY-TYPE SECURITIES APPEARING IN
THE PORTFOLIO SINCE MARCH 31, 1996

Allied Irish Banks
Asahi Bank
ASM Lithography Holding
Bajaj Auto
Bank of Nova Scotia
Bank of Tokyo-Mitsubishi
Barclays
BASF
Brambles
Cadbury Schweppes
Companhia Energetica de Minas Gerais - CEMIG
Credit Commercial de France
CS Holding
Deutsche Bank
Elan
ENI
First Pacific
Fuji Photo Film
Guangshen Railway
Hanil Bank
Hirose Electric
Hoya
Hyundai Motor
Kawasaki Steel
Komori
Kookmin Bank
Kvaerner AS
Mitsui
Mitsui Trust and Banking
Nippon Television Network
Noranda
Rentokil
Rohm
Royal Sun Alliance
Sakura Finance
Securitas
Severn Trent
Sony Music Entertainment
Square Co.
Sumitomo Bank
Suncor
Swedish Match
Synthelabo
Telefonica Del Peru
Thompson
Toyo Trust and Banking
Uni-Charm
Unilever
Valmet
Yasuda Trust and Banking



EQUITY-TYPE SECURITIES ELIMINATED FROM
THE PORTFOLIO SINCE MARCH 31, 1996

Acerinox
Autoliv
B A T Industries
BAA
Baloise Holding
Bank of Montreal
Barco
British Sky Broadcasting
Ceske Energeticke Zavody
Chain Store Okuwa
China Light & Power
Chiyoda Fire & Marine Insurance
Delhaize 'Le Lion'
English China Clays
Finning
Fletcher Challenge Building
Fletcher Challenge Energy
Fletcher Challenge Paper
Hanson
Heineken Holding
Hysan Development
Investor
Kinden
Leifheit
LG Electronics
Magna International
MAI
Makita
News International
Nichicon
Nikon
Pakistan Telecommunication
Rogers Communications
Safra Republic Holdings
Sampo Insurance
Samsung Electronics
SAP
Sappi BVI Finance
Sidel
Singapore Airlines
Sumitomo Forestry
Swire Pacific
Swissair Schweizerische Luftverkehr
Telecom Argentina
Valeo
Wella

EuroPacific Growth Fund
Financial Statements
----------------------------------------------                              ---------------    --------------
Statement of Assets and Liabilities
at September 30, 1996 (dollars in millions)                                                       (unaudited)
----------------------------------------------                             ----------------     -------------
ASSETS:
Investment securities at market
 (cost: $11,692.950)                                                                              $14,292.754
Cash                                                                                                     .823
Receivables for-
 Sales of investments                                                               $61.481
 Sales of fund's shares                                                              48.534
 Open forward currency contracts                                                      4.809
 Dividends and accrued interest                                                      44.433           159.257
                                                                        -------------------   ---------------
                                                                                                   14,452.834
LIABILITIES:
Payables for-
 Purchases of investments                                                            29.222
 Repurchases of fund's shares                                                        12.357
 Management services                                                                  5.590
 Accrued expenses                                                                     7.587            54.756
                                                                        -------------------   ---------------
NET ASSETS AT SEPTEMBER 30, 1996-
 Equivalent to $25.18 per share on
 571,819,145 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                      $14,398.078
                                                                                              ===============



Statement of Operations
for the six months ended September 30, 1996 (dollars in millions)                                 (unaudited)
----------------------------------------------                              ---------------     -------------
INVESTMENT INCOME:
Income:
 Dividends                                                                         $178.802
 Interest                                                                            48.735          $227.537
                                                                        -------------------
Expenses:
 Management services fee                                                             32.525
 Distribution expenses                                                               15.475
 Transfer agent fee                                                                   6.823
 Reports to shareholders                                                               .747
 Registration statement and prospectus                                                 .967
 Postage, stationery and supplies                                                     1.084
 Trustees' fees                                                                        .079
 Auditing and legal fees                                                               .085
 Custodian fee                                                                        4.040
 Taxes other than federal income tax                                                   .000
 Other expenses                                                                        .077            61.902
                                                                       --------------------   ---------------
 Net investment income                                                                                165.635
                                                                                              ---------------
REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
Net realized gain                                                                                     179.469
 Net unrealized appreciation on investments                                         449.287
Net unrealized appreciation on open
 forward currency contracts                                                           2.888           452.175
                                                                      ---------------------   ---------------
 Net realized gain and unrealized appreciation
  on investments                                                                                      631.644
                                                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                                          $797.279
                                                                                              ===============





----------------------------------------------                          -------------------   ---------------

Statement of Changes in Net Assets                                         Six months ended       Year ended
(dollars in millions)                                                              9/30/96*           3/31/96
----------------------------------------------                          -------------------   ---------------
OPERATIONS:
Net investment income                                                           $   165.635        $  216.732
Net realized gain on investments                                                    179.469           328.434
 Net unrealized appreciation on investments                                         452.175         1,281.505
                                                                        -------------------   ---------------
 Net increase in net assets
  resulting from operations                                                         797.279         1,826.671
                                                                        -------------------   ---------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                                                (31.276)         (221.348)
Distributions from net realized gain on
 investments                                                                       (270.886)          (93.827)
                                                                        -------------------   ---------------
 Total dividends and distributions                                                 (302.162)         (315.175)
                                                                        -------------------   ---------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold: 100,023,113
 and 186,653,832 shares, respectively                                             2,459.824         4,301.025
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 11,789,373 and 13,154,617 shares,
 respectively                                                                       289.405           296.950
Cost of shares repurchased: 48,122,822
 and 102,718,162 shares, respectively                                            (1,181.669)       (2,361.627)
                                                                        -------------------   ---------------

 Net increase in net assets resulting from
  capital share transactions                                                      1,567.560         2,236.348
                                                                        -------------------   ---------------

TOTAL INCREASE IN NET ASSETS                                                      2,062.677         3,747.844

NET ASSETS:
Beginning of period                                                              12,335.401         8,587.557
                                                                          -----------------   ---------------
End of period (including undistributed
 net investment income:  $171.895
 and $37.536, respectively)                                                     $14,398.078       $12,335.401
                                                                       ====================   ===============

* Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the U.S. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Long-term and short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $4,040,000 includes $64,000 that was paid by these credits rather than in cash.

     Net realized gains and net unrealized gains of the fund derived in India are subject to certain non-U.S. taxes at a rate of 30%. The fund provides for such non-U.S. taxes on investment income, net realized gains and net unrealized gains.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1996, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $2,599,804,000, net of accumulated deferred taxes totaling $4,011,000 on unrealized appreciation of Indian securities, of which $2,899,174,000 related to appreciated securities and $299,370,000 related to depreciated securities. During the six months ended September 30, 1996, the fund realized, on a tax basis, a net capital gain of $178,681,000 on securities transactions. Net gains related to non-U.S. currency and other transactions of $788,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $11,692,950,000 at September 30, 1996.

3. The fee of $32,525,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.69% of the first $500 million of average net assets; 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion; 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion; 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.465% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; and 0.462% of such assets in excess of $10.5 billion.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended September 30, 1996, distribution expenses under the Plan were $15,475,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $6,823,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $5,427,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1996, aggregate amounts deferred and earnings thereon were $184,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of September 30, 1996, accumulated undistributed net realized gain on investments was $151,731,000 and additional paid-in capital was $10,893,710,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $2,505,662,000 and $1,199,855,000, respectively, during the six months ended September 30, 1996.

     Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended september 30, 1996, such non-U.S. taxes were $27,352,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $889,000 for the six months ended September 30, 1996.

     The fund may enter into forward currency contracts, which represent an agreement to exchange currencies of different countries at a specified future date at a specified rate. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Losses may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. At september 30, 1996, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


NON-U.S. CURRENCY SALE CONTRACTS

                            Contract Amount                             U.S. Valuation at 9/30/96
                            Non-U.S.                U.S.                Amount              Unrealized
                                                                                            Appreciation

Japanese Yen expiring        Y6,871,775,000         $68,035,712         $63,226,702         $4,809,010
1/17/97 to 9/9/97

Per-Share Data and Ratios /1/
                                                                                                            Year
                                                                                                           ended
                                            Six months                                                     March
                                                 ended                                                        31
                                           9/30/96 /2/        1996       1995         1994       1993        1992
Net Asset Value, Beginning
 of Period                                      $24.28     $20.89     $21.95       $17.64     $16.64      $15.18
                                           -----------   --------   --------  -----------    -------     -------
 Income From Investment
  Operations:
  Net investment income                            .29        .46        .35          .24        .22         .28
  Net realized and unrealized
   gain (loss) on investments                     1.18       3.63       (.19)         4.37       1.04       1.48
                                           -----------   --------   --------   ----------    -------     -------
   Total income from investment
    operations                                    1.47       4.09        .16         4.61       1.26        1.76
                                           -----------   --------   --------   ----------    -------     -------
 Less Distributions:
  Dividends from net investment
   income                                        (.059)      (.49)     (.317)       (.187)     (.222)       (.30)
  Dividends from net realized
   non-U.S. currency gains /3/                   (.021)         -      (.003)       (.043)     (.038)          -
  Distributions from net
   realized gains                                 (.49)      (.21)      (.90)        (.07)         -           -
                                           -----------   --------   --------   ----------    -------     -------
   Total distributions                            (.57)      (.70)     (1.22)        (.30)      (.26)       (.30)
                                           -----------   --------   --------   ----------    -------     -------
Net Asset Value, End of Period                  $25.18     $24.28     $20.89       $21.95     $17.64      $16.64
                                           ===========   ========   ========   ==========    =======     =======

Total Return /4/                             6.11% /5/      19.84%       .71%       26.27%      7.69%      11.71%


Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                                $14,398    $12,335     $8,588       $6,429     $2,992      $1,933
 Ratio of expenses to average
  net assets                                  .46% /5/        .95%       .97%         .99%      1.10%       1.24%
 Ratio of net income to average
  net assets                                 1.24% /5/       2.09%      1.80%        1.13%      1.40%       1.85%
 Average commissions paid per
  share /2/ /6/                         1.17 cents /5/  .21 cents  .08 cents    .25 cents  .22 cents  2.09 cents
 Portfolio turnover rate                    10.10% /5/      21.77%     16.02%       21.37%     10.35%       9.65%


/1/ Adjusted to reflect the 100% share dividend effective June 10, 1993.

/2/ Unaudited

/3/ Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

/4/ This was calculated without deducting a sales charge. The maximum sales charge is 5.75% of the fund's offering price.

/5/ Based on operations shown for the period and, accordingly, not representative of a full year's operations.

/6/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the fund's statement of operations.
 Shares traded on a principal basis, such as most over-the-counter and fixed-income transactions, are excluded. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

BOARD OF TRUSTEES

ELISABETH ALLISON, Cambridge, Massachusetts
Administrative Director, ANZI, Ltd.(financial publishing and consulting); publishing consultant, Harvard Medical School

DAVID I. FISHER, Los Angeles, California
Chairman of the Board,
The Capital Group Companies, Inc.

ROBERT A. FOX, Livingston, California
President and Chief Executive Officer,
Foster Farms Inc.

ALAN GREENWAY, La Jolla, California
Private investor; President, Greenway Associates, Inc.
(management consulting services)

WILLIAM R. GRIMSLEY, San Francisco, California
Senior Vice President and Director,
Capital Research and Management Company

KOICHI ITOH, Tokyo, Japan
Managing Partner, VENCA Management
(venture capital)

WILLIAM H. KLING, St. Paul, Minnesota
President, Minnesota Public Radio;
President, Greenspring Co.;
former President,
American Public Radio
(now Public Radio International)

JOHN G. MCDONALD, Stanford, California
The IBJ Professor of Finance,
Graduate School of Business, Stanford University

WILLIAM I. MILLER, Columbus, Indiana
Chairman of the Board, Irwin Financial Corporation

KIRK P. PENDLETON, Southampton, Pennsylvania
Chairman of the Board and Chief Executive Officer,
Cairnwood, Inc.(
venture capital investment)

DONALD E. PETERSEN, Birmingham, Michigan
Retired; former Chairman of the Board and Chief Executive Officer, Ford Motor Company

WALTER P. STERN, New York, New York
Chairman of the Board of the fund
Chairman of the Board, Capital Group International, Inc.

THIERRY VANDEVENTER, Geneva, Switzerland
President of the fund
Chairman of the Board, Capital Research Company

OTHER OFFICERS

STEPHEN E. BEPLER, New York, New York
Executive Vice President of the fund
Senior Vice President, Capital Research Company

MARK E. DENNING, London, England
Executive Vice President of the fund
Senior Vice President and Director, Capital Research Company

ROBERT W. LOVELACE, Los Angeles, California
Vice President of the fund
Executive Vice President, Capital Research Company

JANET A. MCKINLEY, New York, New York
Vice President of the fund
Senior Vice President, Capital Research Company

VINCENT P. CORTI, Los Angeles, California
Secretary of the fund
Vice President - Fund Business Management Group, Capital Research and Management Company

STEVEN N. KEARSLEY, Brea, California
Treasurer of the fundVice President and Treasurer, Capital Research and Management Company

R. MARCIA GOULD, Brea, California
Assistant Treasurer of the fund
Vice President - Fund Business Management Group,
Capital Research and Management Company

MARY C. HALL, Brea, California
Assistant Treasurer of the fund
Senior Vice President - Fund Business Management Group
Capital Research and Management Company

We are pleased to announce that Kirk P. Pendleton was elected a Trustee of EuroPacific Growth Fund on September 24, 1996. Mr. Pendleton is Chairman of the Board and Chief Executive Officer of Cairnwood, Inc., a venture capital company.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of EuroPacific Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 1996, this report must be accompanied by an American Funds Group Quarterly Statistical Update for the most recently completed calendar quarter.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180.

Litho in USA  BDA/AL/3122
Lit. No. EUPAC-013-1196

[The American Funds Group(R)]

Printed on recycled paper